Going Concern (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Management's Liquidity Plans (Textual)
Cash flows from operations		$ (4,462,866)	$ (11,657,063)			$ (6,853,247)
Accumulated deficit	$ (52,467,307)	(52,467,307)			$ (27,545,255)	(27,545,255)
Negative cash flows from operations		(4,462,867)
Negative working capital	18,978,529	$ 18,978,529
Forecast [Member]
Management's Liquidity Plans (Textual)
Private placement				$ 20,000,000
Management's Liquidity Plans [Member]
Management's Liquidity Plans (Textual)
Cash flows from operations					6,853,247
Accumulated deficit					(27,545,255)	(27,545,255)
Working capital					$ 6,477,230	$ 6,477,230
Management's Liquidity Plans [Member] | Subsequent Event [Member]
Management's Liquidity Plans (Textual)
Sale of equity	$ 13,000,000